Equity (Details) - Schedule of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) - Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance beginning	$ (1,254)	$ 188
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	77	424
Unrealized gain on available-for-sale securities	1,086	(1,353)
Foreign currency translation	(53)	(513)	188
Balance ending	(144)	(1,254)	188
Reserve from financial assets measured at fair value through OCI [Member]
Equity (Details) - Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance beginning	(929)
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	77	424
Unrealized gain on available-for-sale securities	1,086	(1,353)
Foreign currency translation
Balance ending	234	(929)
Gain (loss) on foreign currency translation [Member]
Equity (Details) - Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance beginning	(325)	188
Realized loss on available-for sale securities reclassification adjustment into net income (loss)
Unrealized gain on available-for-sale securities
Foreign currency translation	(53)	(513)	188
Balance ending	$ (378)	$ (325)	$ 188